UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	04/30/2010

FORM N-CSR

Item 1.	Reports to Stockholders.

CitizensSelect Funds

CitizensSelect Prime Money Market Fund

ANNUAL REPORT April 30, 2010

Citizens Financial Group, Inc.™

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
26	Important Tax Information
27	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION
Back Cover

CitizensSelect
Prime Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for CitizensSelect Prime Money Market Fund, covering the 12-month period from May 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large number of investors still seeking low-risk investments (such as cash instruments) and others seeking high-risk investments (such as smaller-cap and emerging markets securities).

Liquidity and preservation of capital are still important components of an investor’s investment portfolio. However, if you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about the potential that higher-yielding investment-grade alternatives, such as short-term bond funds, may offer in accordance with your specific risk tolerance and liquidity needs.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through April 30, 2010, as provided by James O’ Connor, Portfolio Manager

Dear Shareholder:

This annual report for CitizensSelect Prime Money Market Fund covers the 12-month period ended April 30, 2010. During the reporting period, the fund’s Class A shares produced a yield of 0.15%, Class B shares produced a yield of 0.03%, Class C shares produced a yield of 0.00% and Class D shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced effective yields of 0.15%, 0.03%, 0.00% and 0.00%, respectively.1,2

Despite Recovery, Monetary Policy Remained Unchanged

The reporting period began near the start of a sustained economic recovery. The rebound was fueled, in part, by the Federal Reserve Board’s (the “Fed”) aggressive monetary policy, including an overnight federal funds rate that remained unchanged in a historically low range between 0% and 0.25%. Consequently, money market yields remained near zero percent throughout the reporting period. In addition, the U.S. government attempted to promote liquidity in the short-term credit market with the Temporary Guarantee Program for Money Market Funds, which ended on September 18, 2009.

The U.S.economy contracted at a –0.7% annualized rate during the second quarter of 2009, a much milder decline than the previous quarter. This and other evidence of economic improvement early in the reporting period bolstered investor sentiment, fueling a rally in longer-term financial markets during the spring of 2009.

Residential construction improved in July, and August saw the first expansion of manufacturing activity in more than 18 months. Consumer spending increased in August, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. In September, pending home sales reached their highest level since March 2007.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Positive news in October included a return to growth for the U.S. economy, with the announcement that U.S. GDP expanded at a 2.2% annualized rate in the third quarter, its first quarterly gain in more than a year. However, the unemployment rate climbed to 10.2% in October, its highest level since the early 1980s. November saw moderating foreclosure rates, and in December the unemployment rate declined to 10% while monthly job losses moderated.

U.S. GDP grew at a 5.6% annualized rate during the fourth quarter of 2009.Although inventory rebuilding accounted for more than half of that gain, economists were encouraged in January 2010 by a better-than-expected improvement in retail sales. In addition, the unemployment rate fell to 9.7%, and job losses continued to moderate in January and February.

Manufacturing activity rose for the eighth straight month in March, and it did so at the fastest rate in almost six years.The employment situation improved, as 162,000 new jobs were created during the month while the unemployment rate held steady. However, the housing market continued to struggle, with existing home sales sliding –0.6% compared to the previous month.

Employment improved in April by the largest margin in approximately four years, even as workers returning to the labor market pushed the unemployment rate up to 9.9%. It was also announced during the month that U.S. GDP grew at an estimated 3.2% annualized rate during the first quarter of 2010, a far milder gain than similar stages of most previous recoveries.

Finally, the U.S. Securities and Exchange Commission (“SEC”) issued new regulations governing money market funds, some of which became effective in March. According to the SEC, the “new rules are intended to increase the resilience of money market funds to economic stresses and reduce the risks of runs on the funds by tightening the maturity and credit quality standards and imposing new liquidity requirements.”These new regulations had relatively little impact on the fund, which historically has been conservatively managed.

An Unwavering Focus on Quality

With few opportunities available for significant levels of current income, most money market funds maintained weighted average maturities that were shorter than historical averages.The fund was no exception, as we set its weighted average maturity roughly in line with industry averages for most of the reporting period. As always, we focused exclusively on money market instruments meeting stringent credit-quality criteria.

As the economy recovers, some analysts have begun to anticipate higher short-term interest rates. However, the Fed repeatedly has stated that economic conditions “are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” On the other hand, concerns regarding the fragility of the credit markets seem to have eased, as the Fed discontinued certain market support programs at the end of March. Still, until we see more convincing signs that the Fed is prepared to raise interest rates, we intend to maintain the fund’s focus on credit quality and liquidity.

May 17, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus) involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yield for Class B shares, Class C shares and
Class D shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .99	$ 1.24	$ 1.24	$ 1.24
Ending value (after expenses)	$1,000.30	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ 1.00	$ 1.25	$ 1.25	$ 1.25
Ending value (after expenses)	$1,023.80	$1,023.55	$1,023.55	$1,023.55

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .25% for Class B, .25% for Class C and .25% for Class D, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2010

	Principal
Negotiable Bank Certificates of Deposit—10.5%	Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.30%, 7/14/10	20,000,000	20,000,000
Credit Agricole CIB (Yankee)
0.28%, 7/13/10	20,000,000	20,000,000
Fortis Bank (Yankee)
0.29%, 7/12/10	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $60,000,000)		60,000,000

Commercial Paper—29.6%
Banco Bilbao Vizcaya Argentaria
0.31%, 7/7/10	25,000,000	24,985,576
General Electric Capital Corp.
0.29%, 6/21/10	25,000,000	24,989,729
Intesa Funding LLC
0.20%, 5/3/10	25,000,000	24,999,722
Societe Generale N.A. Inc.
0.29%, 6/29/10	25,000,000	24,988,118
Toronto-Dominion Holdings USA Inc.
0.26%, 6/28/10	25,000,000 [a]	24,989,528
UBS Finance Delaware Inc.
0.20%, 5/3/10	25,000,000	24,999,722
UniCredito Italiano Bank PLC
0.34%, 7/13/10	20,000,000 [a]	19,986,211
Total Commercial Paper
(cost $169,938,606)		169,938,606

Asset-Backed Commercial Paper—26.1%
Atlantis One Funding Corp.
0.20%, 5/3/10	25,000,000 [a]	24,999,722
CAFCO LLC
0.30%, 7/7/10	25,000,000 [a]	24,986,042
CHARTA LLC
0.30%, 8/9/10	25,000,000 [a]	24,979,167

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)	Value ($)
CRC Funding LLC
0.30%, 8/13/10	25,000,000 [a]	24,978,334
Govco Inc.
0.32%, 9/8/10	25,000,000 [a]	24,971,111
Manhattan Asset Funding Company LLC
0.23%, 5/20/10	25,000,000 [a]	24,996,965
Total Asset-Backed Commercial Paper
(cost $149,911,341)		149,911,341

Corporate Note—4.4%
Bank of America Securities LLC
0.36%, 5/3/10
(cost $25,000,000)	25,000,000	25,000,000

U.S. Government Agency—8.7%
Federal Home Loan Mortgage Corp.
0.28%, 7/17/10
(cost $50,000,000)	50,000,000 [b,c]	50,000,000

Time Deposits—13.1%
Commerzbank AG (Grand Cayman)
0.21%, 5/3/10	25,000,000	25,000,000
DZ Bank AG (Grand Cayman)
0.21%, 5/3/10	25,000,000	25,000,000
KBC Bank N.V. (Grand Cayman)
0.20%, 5/3/10	25,000,000	25,000,000
Total Time Deposits
(cost $75,000,000)		75,000,000

Repurchase Agreements—7.5%
Barclays Capital, Inc.
0.19%, dated 4/30/10, due 5/3/10 in the amount of
$18,000,285 (fully collateralized by $18,363,000 U.S.
Treasury Notes, 1%, due 4/30/12, value $18,360,062)	18,000,000	18,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities Inc.
0.19%, dated 4/30/10, due 5/3/10 in the amount of
$25,000,396 (fully collateralized by $25,096,000
Federal National Mortgage Association, 3.25%, due
5/5/10, value $25,500,262)	25,000,000	25,000,000
Total Repurchase Agreements
(cost $43,000,000)		43,000,000

Total Investments (cost $572,849,947)	99.9%	572,849,947
Cash and Receivables (Net)	.1%	508,871
Net Assets	100.0%	573,358,818

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to $194,887,080 or 34.0% of net assets.
b On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
As such, the FHFA will oversee the continuing affairs of these companies.
c Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	66.3	Repurchase Agreements	7.5
Asset-Backed/Multi-Seller Programs	13.1	Finance	4.3
U.S. Government Agency	8.7		99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			572,849,947	572,849,947
Cash				604,388
Interest receivable				15,357
Due from The Dreyfus Corporation and affiliates—Note 2(d)				13,115
				573,482,807
Liabilities ($):
Due to Citizens—Note 2(d)				123,989
Net Assets ($)				573,358,818
Composition of Net Assets ($):
Paid-in capital				573,358,818
Net Assets ($)				573,358,818

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	217,501,772	199,807,963	54,841,852	101,207,231
Shares Outstanding	217,501,898	199,807,840	54,841,801	101,207,279
Net Asset Value
Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2010

Investment Income ($):
Interest Income	3,015,954
Expenses:
Management fee—Note 2(a)	771,345
Administrative services fees—Note 2(c)	1,210,784
Distribution fees—Note 2(b)	849,199
Omnibus account service fees—Note 2(d)	771,345
Treasury insurance expense—Note 1(e)	213,832
Total Expenses	3,816,505
Less—reduction in expenses due to undertaking—Note 2(a)	(1,379,304)
Net Expenses	2,437,201
Investment Income—Net, representing net increase
in net assets resulting from operations	578,753

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2010	2009
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	578,753	22,684,887
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(469,444)	(13,048,823)
Class B Shares	(108,499)	(7,419,002)
Class C Shares	(771)	(1,078,447)
Class D Shares	(39)	(1,138,941)
Total Dividends	(578,753)	(22,685,213)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	905,364,643	1,924,307,468
Class B Shares	1,297,275,423	1,808,101,707
Class C Shares	266,909,245	144,365,110
Class D Shares	105,591,963	131,407,028
Dividends reinvested:
Class A Shares	173,803	2,830,114
Class B Shares	13,169	929,434
Class C Shares	406	609,580
Class D Shares	39	1,065,264
Cost of shares redeemed:
Class A Shares	(1,023,574,284)	(2,272,538,469)
Class B Shares	(1,495,181,267)	(1,801,062,659)
Class C Shares	(288,853,632)	(144,424,461)
Class D Shares	(108,036,476)	(179,931,403)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(340,316,968)	(384,341,287)
Total Increase (Decrease) in Net Assets	(340,316,968)	(384,341,613)
Net Assets ($):
Beginning of Period	913,675,786	1,298,017,399
End of Period	573,358,818	913,675,786

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.018	.046	.051	.037
Distributions:
Dividends from investment income—net	(.002)	(.018)	(.046)	(.051)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.15	1.83	4.71	5.23	3.80
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23	.22	.20	.20	.20
Ratio of net expenses
to average net assets	.23	.22[a]	.20	.20	.20
Ratio of net investment income
to average net assets	.16	2.00	4.47	5.13	3.84
Net Assets, end of period ($ x 1,000)	217,502	335,538	680,940	384,928	222,466

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.016	.044	.049	.035
Distributions:
Dividends from investment income—net	(.000)[a]	(.016)	(.044)	(.049)	(.035)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	1.58	4.45	4.97	3.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.48	.48	.45	.45	.45
Ratio of net expenses
to average net assets	.36	.48[b]	.45	.45	.45
Ratio of net investment income
to average net assets	.04	1.57	4.37	4.87	3.53
Net Assets, end of period ($ x 1,000)	199,808	397,701	389,731	419,560	329,610

a	Amount represents less than $.001 per share.
b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

		Year Ended April 30,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.013	.041	.046	.032
Distributions:
Dividends from investment income—net	(.000)[a]	(.013)	(.041)	(.046)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	1.32	4.19	4.71	3.29
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.73	.70	.70	.70
Ratio of net expenses
to average net assets	.38	.73[c]	.70	.70	.70
Ratio of net investment income
to average net assets	.00[b]	1.29	4.11	4.62	3.32
Net Assets, end of period ($ x 1,000)	54,842	76,786	76,235	73,308	62,811

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class D Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.010	.037	.042	.029
Distributions:
Dividends from investment income—net	(.000)[a]	(.010)	(.037)	(.042)	(.029)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.97	3.78	4.30	2.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13	1.13	1.10	1.10	1.10
Ratio of net expenses
to average net assets	.38	1.08	1.10	1.10	1.08
Ratio of net investment income
to average net assets	.00[b]	1.01	3.51	4.22	2.94
Net Assets, end of period ($ x 1,000)	101,207	103,652	151,111	71,464	48,295

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	572,849,947
Level 3—Significant Unobservable Inputs	—
Total	572,849,947
† See Statement of Investments for additional detailed categorizations.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2010, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2010 and April 30, 2009 were all ordinary income.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program.As such, the fund is no longer eligible for protection under the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .010%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense was borne by the fund without regard to any expense limitation in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $356,418 for Class B, $267,198 for Class C and $755,688 for Class D shares during the period ended April 30, 2010.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2010, Class C and Class D shares were charged $193,168 and $656,031, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2010, Class B, Class C and Class D shares were charged $765,296, $193,168 and $252,320, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund share transactions, preparing shareholder statements and such other related services as the fund may reasonably request.During the period ended April 30, 2010, Class A, Class B, Class C and Class D shares were charged $287,031, $306,119, $77,267 and $100,928, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $44,065 and Rule 12b-1 distribution plan fees $66,553, which are offset against an expense reimbursement currently in effect in the amount of $123,733.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $74,583 and omnibus account services plan fees $49,406.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees CitizensSelect Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Prime Money Market Fund (one of the series comprising CitizensSelect Funds), as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Prime Money Market Fund at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 25, 2010

The Fund 25

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 97.59% of ordinary income dividends paid during the fiscal year ended April 30, 2010 as qualifying “interest related dividends.”

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

CHARLES CARDONA, Executive Vice President since November 2001.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 13 other investment companies (comprised of 21 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1981.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

The Fund 29

OFFICERS OF THE FUND (Unaudited) (continued)

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 190 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 186 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

NOTES

For More Information

By telephone
Call your Citizens Registered Representative or
1-800-242-2224

By mail, write to:
CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

Investment Adviser
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: CZAXX Class B: CZBXX Class C: CZCXX Class D: CZDXX

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarter of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Citizens Financial Group, Inc.™

0462AR0410

CitizensSelect Funds

CitizensSelect Treasury Money Market Fund

ANNUAL REPORT April 30, 2010

Citizens
Financial Group, Inc.™

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm
23	Important Tax Information
24	Board Members Information
25	Officers of the Fund
FOR MORE INFORMATION
Back Cover

CitizensSelect
Treasury Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for CitizensSelectTreasury Money Market Fund, covering the 12-month period from May 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large number of investors still seeking low-risk investments (such as cash instruments) and others seeking high-risk investments (such as smaller-cap and emerging markets securities).

Liquidity and preservation of capital are still important components of an investor’s investment portfolio. However, if you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about the potential that higher-yielding investment-grade alternatives, such as short-term bond funds, may offer in accordance with your specific risk tolerance and liquidity needs.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through April 30, 2010, as provided by James O’ Connor, Portfolio Manager

Dear Shareholder:

This annual report for CitizensSelect Treasury Money Market Fund covers the 12-month period ended April 30, 2010. During the reporting period, the fund’s Class A shares produced a yield of 0.01%, Class B shares produced a yield of 0.00%, Class C shares produced a yield of 0.00% and Class D shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced effective yields of 0.01%, 0.00%, 0.00% and 0.00%, respectively.1,2

Despite Recovery, Monetary Policy Remained Unchanged

The reporting period began near the start of a sustained economic recov-ery.The rebound was fueled, in part, by the Federal Reserve Board’s (the “Fed”) aggressive monetary policy, including an overnight federal funds rate that remained unchanged in a historically low range between 0.00% and 0.25%. Consequently, money market yields remained near zero percent throughout the reporting period. In addition, the U.S. government attempted to promote liquidity in the short-term credit market with the Temporary Guarantee Program for Money Market Funds, which ended on September 18, 2009.

The U.S. economy contracted at a –0.7% annualized rate during the second quarter of 2009, a much milder decline than the previous quarter. This and other evidence of economic improvement early in the reporting period bolstered investor sentiment, fueling a rally in longer-term financial markets during the spring of 2009.

Residential construction improved in July, and August saw the first expansion of manufacturing activity in more than 18 months. Consumer spending increased in August, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. In September, pending home sales reached their highest level since March 2007.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Positive news in October included a return to growth for the U.S. economy, with the announcement that U.S. GDP expanded at a 2.2% annualized rate in the third quarter, its first quarterly gain in more than a year. However, the unemployment rate climbed to 10.2% in October, its highest level since the early 1980s. November saw moderating foreclosure rates, and in December the unemployment rate declined to 10% while monthly job losses moderated.

U.S. GDP grew at a 5.6% annualized rate during the fourth quarter of 2009. Although inventory rebuilding accounted for more than half of that gain, economists were encouraged in January 2010 by a better-than-expected improvement in retail sales. In addition, the unemployment rate fell to 9.7%, and job losses continued to moderate in January and February.

Manufacturing activity rose for the eighth straight month in March, and it did so at the fastest rate in almost six years.The employment situation improved, as 162,000 new jobs were created during the month while the unemployment rate held steady. However, the housing market continued to struggle, with existing home sales sliding –0.6% compared to the previous month.

Employment improved in April by the largest margin in approximately four years, even as workers returning to the labor market pushed the unemployment rate up to 9.9%. It was also announced during the month that U.S. GDP grew at an estimated 3.2% annualized rate during the first quarter of 2010, a far milder gain than similar stages of most previous recoveries.

Finally, the U.S. Securities and Exchange Commission (“SEC”) issued new regulations governing money market funds, many of which became effective in March. According to the SEC, the “new rules are intended to increase the resilience of money market funds to economic stresses and reduce the risks of runs on the funds by tightening the maturity and credit quality standards and imposing new liquidity requirements.”These new regulations had relatively little impact on the fund, which historically has been conservatively managed.

4

An Unwavering Focus on Quality

With few opportunities available for significant levels of current income, most money market funds maintained weighted average maturities that were shorter than historical averages.The fund was no exception, as we set its weighted average maturity roughly in line with industry averages for most of the reporting period. As always, we focused exclusively on money market instruments issued or backed by the U.S. government.

As the economy recovers, some analysts have begun to anticipate higher short-term interest rates. However, the Fed repeatedly has stated that economic conditions “are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” On the other hand, concerns regarding the fragility of the credit markets seem to have eased, as the Fed discontinued certain market support programs at the end of March. Still, until we see more convincing signs that the Fed is prepared to raise interest rates, we intend to maintain the fund’s focus on liquidity.

May 17, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund.
Short–term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus) involve credit and liquidity risks and risk of principal loss.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yield for Class A shares, Class B shares, Class
C shares and Class D shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .45	$ .45	$ .45	$ .45
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .45	$ .45	$ .45	$ .45
Ending value (after expenses)	$1,024.35	$1,024.35	$1,024.35	$1,024.35

† Expenses are equal to the fund’s annualized expense ratio of .09% for Class A, .09% for Class B, .09% for Class C and .09% for Class D, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2010

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—92.2%	Purchase (%)	Amount ($)	Value ($)
5/6/10	0.10	30,000,000	29,999,564
5/13/10	0.14	1,282,000	1,281,942
5/20/10	0.12	43,000,000	42,997,277
5/27/10	0.14	3,000,000	2,999,707
6/3/10	0.13	33,800,000	33,795,972
6/10/10	0.13	80,000,000	79,988,611
6/17/10	0.15	150,000,000	149,971,278
6/24/10	0.16	19,300,000	19,295,513
7/29/10	0.16	66,000,000	65,974,709
9/30/10	0.22	1,910,000	1,908,226
10/21/10	0.22	50,000,000	49,947,139
Total U.S. Treasury Bills
(cost $478,159,938)			478,159,938

U.S. Treasury Notes—7.7%
5/17/10	0.14	15,000,000	15,028,040
5/17/10	0.15	25,000,000	25,039,257
Total U.S. Treasury Notes
(cost $40,067,297)			40,067,297
Total Investments (cost $518,227,235)		99.9%	518,227,235
Cash and Receivables (Net)		.1%	759,169
Net Assets		100.0%	518,986,404

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	92.2	U.S. Treasury Notes	7.7
			99.9
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			518,227,235	518,227,235
Cash				58,078
Interest receivable				751,891
Due from The Dreyfus Corporation and affiliates—Note 2(d)				44,425
				519,081,629
Liabilities ($):
Due to Citizens—Note 2(d)				95,225
Net Assets ($)				518,986,404
Composition of Net Assets ($):
Paid-in capital				518,987,387
Accumulated net realized gain (loss) on investments				(983)
Net Assets ($)				518,986,404

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	273,890,821	182,138,696	56,366,159	6,590,728
Shares Outstanding	273,887,895	182,141,604	56,367,107	6,590,781
Net Asset Value
Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Year Ended April 30, 2010

Investment Income ($):
Interest Income	964,930
Expenses:
Management fee—Note 2(a)	615,017
Administrative service fees—Note 2(c)	718,060
Omnibus account service fees—Note 2(d)	615,017
Distribution fees—Note 2(b)	180,369
Total Expenses	2,128,463
Less—reduction in expenses due to undertaking—Note 2(a)	(1,193,877)
Net Expenses	934,586
Investment Income—Net	30,344
Realized Gain (Loss) on Investments—Note 1(b) ($)	26,162
Net Increase in Net Assets Resulting from Operations	56,506

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2010	2009
Operations ($):
Investment income—net	30,344	8,022,301
Net realized gain (loss) on investments	26,162	12,492
Net Increase (Decrease) in Net Assets
Resulting from Operations	56,506	8,034,793
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(51,159)	(5,735,352)
Class B Shares	(13,991)	(2,029,552)
Class C Shares	(4,325)	(249,684)
Class D Shares	(506)	(7,798)
Total Dividends	(69,981)	(8,022,386)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	687,406,894	2,059,460,119
Class B Shares	286,901,019	1,050,702,013
Class C Shares	123,683,831	416,449,402
Class D Shares	66,429,207	25,915,334
Dividends reinvested:
Class A Shares	2,978	224,549
Class B Shares	15	328,312
Class C Shares	1	24,332
Class D Shares	2	7,202
Cost of shares redeemed:
Class A Shares	(951,933,743)	(2,670,830,017)
Class B Shares	(420,077,768)	(1,058,757,499)
Class C Shares	(132,322,460)	(382,659,861)
Class D Shares	(63,109,385)	(25,601,011)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(403,019,409)	(584,737,125)
Total Increase (Decrease) in Net Assets	(403,032,884)	(584,724,718)
Net Assets ($):
Beginning of Period	922,019,288	1,506,744,006
End of Period	518,986,404	922,019,288

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.008	.036	.048	.034
Distributions:
Dividends from investment income—net	(.000)[a]	(.008)	(.036)	(.048)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.77	3.69	4.86	3.41
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20	.22	.20	.20	.20
Ratio of net expenses
to average net assets	.15	.22[b]	.20	.20	.20
Ratio of net investment income
to average net assets	.01	.75	3.43	4.77	3.34
Net Assets, end of period ($ x 1,000)	273,891	538,420	1,149,555	248,129	193,778

a	Amount represents less than $.001 per share.
b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.006	.034	.045	.031
Distributions:
Dividends from investment income—net	(.000)[a]	(.006)	(.034)	(.045)	(.031)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.58	3.43	4.60	3.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.47	.45	.45	.45
Ratio of net expenses
to average net assets	.16	.40	.45	.45	.45
Ratio of net investment income
to average net assets	.00[b]	.54	3.54	4.54	3.16
Net Assets, end of period ($ x 1,000)	182,139	315,322	323,048	501,057	195,545

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

12

		Year Ended April 30,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.004	.031	.043	.029
Distributions:
Dividends from investment income—net	(.000)[a]	(.004)	(.031)	(.043)	(.029)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.42	3.17	4.34	2.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	.72	.70	.70	.70
Ratio of net expenses
to average net assets	.15	.54	.70	.70	.70
Ratio of net investment income
to average net assets	.00[b]	.38	2.79	4.26	2.79
Net Assets, end of period ($ x 1,000)	56,366	65,006	31,191	12,399	12,197

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class D Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.002	.027	.039	.025
Distributions:
Dividends from investment income—net	(.000)[a]	(.002)	(.027)	(.039)	(.025)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.21	2.76	3.92	2.52
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10	1.13	1.10	1.10	1.10
Ratio of net expenses
to average net assets	.12	.83	1.10	1.10	1.08
Ratio of net investment income
to average net assets	.00[b]	.16	2.76	3.86	2.49
Net Assets, end of period ($ x 1,000)	6,591	3,271	2,950	4,078	6,018

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

16

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	518,227,235
Level 3—Significant Unobservable Inputs	—
Total	518,227,235
† See Statement of Investments for additional detailed categorizations.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2010, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes. In addition, the fund had $983 of capital losses realized after October 31, 2009, which were deferred for tax purposes to the first day of the following fiscal year.

18

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2010 and April 30, 2009 were all ordinary income.

During the period ended April 30, 2010, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $39,637 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $163,840 for Class A, $660,365 for Class B, $315,094 for Class C and $54,578 for Class D shares during the period ended April 30, 2010.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

.25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2010, Class C and Class D shares were charged $144,310 and $36,059, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2010, Class B, Class C and Class D shares were charged $559,881, $144,310 and $13,869, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund share transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2010, Class A, Class B, Class C and Class D shares were charged $327,827, $223,915, $57,727 and $5,548, respectively, pursuant to the Omnibus Account Services Agreement.

20

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $80,480 and Rule 12b-1 distribution plan fees $16,121, which are offset against an expense reimbursement currently in effect in the amount of $141,026.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $51,993 and omnibus account services plan fees $43,232.

NOTE 3—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 21

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees CitizensSelect Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Treasury Money Market Fund (one of the series comprising CitizensSelect Funds), as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Treasury Money Market Fund at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 25, 2010

22

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended April 30, 2010 as qualifying “interest related dividends.”Also for state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended April 30, 2010 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (66)
Chairman of the Board (2002)

Principal Occupation During Past 5 Years:
- Corporate Director and Trustee

Other Public Company Board Memberships During Past 5 Years:
- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
- The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-present)
- Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)

No. of Portfolios for which Board Member Serves: 167

———————

Clifford L. Alexander, Jr. (76)
Board Member (2002)

Principal Occupation During Past 5 Years:
- President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

No. of Portfolios for which Board Member Serves: 46

———————

Whitney I. Gerard (75)
Board Member (2008)

Principal Occupation During Past 5 Years:
- Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 26

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Lucy Wilson Benson, Emeritus Board Member

24

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

CHARLES CARDONA, Executive Vice President since November 2001.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 13 other investment companies (comprised of 21 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1981.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

The Fund 25

OFFICERS OF THE FUND (Unaudited) (continued)

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since February 2002.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

26

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 190 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 186 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

The Fund 27

NOTES

For More Information

By telephone
Call your Citizens Registered Representative or
1-800-242-2224

By mail, write to:
CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

Investment Adviser
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: CEAXX Class B: CEBXX Class C: CECXX Class D: CEDXX

The fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarter of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Citizens Financial Group, Inc.™

0466AR0410

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $41,840 in 2009 and $41,840 in 2010.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $21,104 in 2009 and $10,764 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $5,755 in 2009 and $6,227 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $776 in 2009 and $0 in 2010. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $18,957,657 in 2009 and $27,572,994 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)